Schedule of digital assets on loan (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Number of coins	135,628,100.9930	19,072,901.0000
Fair Value	$ 264,571,915	$ 120,087,770
Fair Value Share	100.00%	100.00%
Bitcoin (BTC) [member]
IfrsStatementLineItems [Line Items]
Number of coins	880.7736	420.0000
Fair Value	$ 73,844,618	$ 36,894,425
Fair Value Share	27.90%	30.70%
Ethereum [member]
IfrsStatementLineItems [Line Items]
Number of coins	18,529.3838	8,000.0000
Fair Value	$ 49,583,405	$ 23,879,570
Fair Value Share	18.70%	19.90%
Solana [member]
IfrsStatementLineItems [Line Items]
Number of coins	491,803.2877	326,500.0000
Fair Value	$ 62,107,383	$ 40,661,634
Fair Value Share	23.50%	33.90%
Sui [member]
IfrsStatementLineItems [Line Items]
Number of coins	18,120,340.0307	18,737,981.0000
Fair Value	$ 18,210,407	$ 18,652,141
Fair Value Share	6.90%	15.50%
Ripple [member]
IfrsStatementLineItems [Line Items]
Number of coins	15,715,000.0000
Fair Value	$ 23,522,212
Fair Value Share	8.90%
Bittensor [member]
IfrsStatementLineItems [Line Items]
Number of coins	19,079.1667
Fair Value	$ 5,784,239
Fair Value Share	2.20%
Hedera [member]
IfrsStatementLineItems [Line Items]
Number of coins	48,620,250.0000
Fair Value	$ 5,236,401
Fair Value Share	2.00%
Internet Computer [member]
IfrsStatementLineItems [Line Items]
Number of coins	613,050.0000
Fair Value	$ 2,100,309
Fair Value Share	0.80%
NEAR Protocol [member]
IfrsStatementLineItems [Line Items]
Number of coins	1,151,826.6667
Fair Value	$ 5,945,384
Fair Value Share	2.20%
Uniswap [member]
IfrsStatementLineItems [Line Items]
Number of coins	362,603.3333
Fair Value	$ 3,211,360
Fair Value Share	1.20%
Virtuals Protocol [member]
IfrsStatementLineItems [Line Items]
Number of coins	1,650,210.0000
Fair Value	$ 1,303,171
Fair Value Share	0.50%
Fetch.ai [member]
IfrsStatementLineItems [Line Items]
Number of coins	4,444,000.0000
Fair Value	$ 983,013
Fair Value Share	0.40%
Curve DAO token [member]
IfrsStatementLineItems [Line Items]
Number of coins	3,560,925.0000
Fair Value	$ 1,378,078
Fair Value Share	0.50%
Kaspa [member]
IfrsStatementLineItems [Line Items]
Number of coins	22,735,533.3333
Fair Value	$ 975,354
Fair Value Share	0.40%
Aerodome [member]
IfrsStatementLineItems [Line Items]
Number of coins	2,016,970.0000
Fair Value	$ 1,627,291
Fair Value Share	0.60%
Stellar [member]
IfrsStatementLineItems [Line Items]
Number of coins	3,401,482.5000
Fair Value	$ 753,769
Fair Value Share	0.30%
Ondo [member]
IfrsStatementLineItems [Line Items]
Number of coins	1,824,000.0000
Fair Value	$ 901,421
Fair Value Share	0.30%
Jupiter [member]
IfrsStatementLineItems [Line Items]
Number of coins	2,732,805.1667
Fair Value	$ 886,522
Fair Value Share	0.30%
Aptos Mainnet [member]
IfrsStatementLineItems [Line Items]
Number of coins	470,697.0833
Fair Value	$ 369,403
Fair Value Share	0.10%
AAVE [member]
IfrsStatementLineItems [Line Items]
Number of coins	3,906.5000
Fair Value	$ 621,951
Fair Value Share	0.20%
Pyth Network [member]
IfrsStatementLineItems [Line Items]
Number of coins	4,586,600.0000
Fair Value	$ 350,416
Fair Value Share	0.10%
MANTRA [member]
IfrsStatementLineItems [Line Items]
Number of coins	1,729,120.0000
Fair Value	$ 7,781
Fair Value Share	0.00%
Worldcoin [member]
IfrsStatementLineItems [Line Items]
Number of coins	803,733.3333
Fair Value	$ 426,059
Fair Value Share	0.20%
Hyperliquid [member]
IfrsStatementLineItems [Line Items]
Number of coins	50,088.7671
Fair Value	$ 4,271,189
Fair Value Share	1.60%
Tron [member]
IfrsStatementLineItems [Line Items]
Number of coins	504,666.6667
Fair Value	$ 170,779
Fair Value Share	0.10%